Finance Expense (Income), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expenses
Fees and interest expense	$ 56	$ 81	$ 9
Loss from exchange rate differences, net	5	100	106
Payment to Taoz, see Note 5A(3)			160
Warrant issuance costs			301
Finance expenses	$ 61	$ 181	$ 576